Related Party Transactions and Balances - Schedule of Related Party Transactions and Balances (Details)	12 Months Ended
	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 HKD ($)
Mr. Lee, Yat Lung Andrew (“Mr. Lee”) [Member]
Schedule of Amount Due to Related Parties [Line Items]
Relationship	Chairman and Chief Executive Officer of the Company
Boxasone Limited (“BAO”) [Member]
Schedule of Amount Due to Related Parties [Line Items]
Relationship	Mr. Lee is a sole director and a shareholder
China Information Technology Development Limited (“CITD”) [Member]
Schedule of Amount Due to Related Parties [Line Items]
Relationship	A shareholder of the Company
Corpotech Limited (“Corpotech”) [Member]
Schedule of Amount Due to Related Parties [Line Items]
Relationship	22.5% owned by the Company
BAO [Member]
Schedule of Amount Due to Related Parties [Line Items]
Relationship	Mr. Lee is a sole director and shareholder
Nature of transactions	BAO reimbursed for certain expenses, including insurance and office expenses incurred on the Company’s behalf.
Amount due to a related party	$ 2,709	$ 345	$ 2,422
Mr. Lee [Member]
Schedule of Amount Due to Related Parties [Line Items]
Nature of transactions	Mr. Lee from time to time, provides advances to the Company for working capital purposes.
Amount due to a director	$ 335	$ 43	$ 39,591